Other Comprehensive Income and Accumulated Other Comprehensive Income ("AOCI") - Rollforward of Accumulated Other Comprehensive Income (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2016
Equity [Abstract]
Other comprehensive income loss, effective income tax rate	38.00%